Share capital	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Share capital
Share capital

12. Share capital

a) Authorized

The Company is authorized to issue an unlimited number of Common Shares, each without par value.

b) Issued and outstanding

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1. All common shares, warrants and value per share amounts have been updated to reflect the share consolidation.

As at September 30, 2024, there were 605,789 (March 31, 2024 – 178,542) issued and outstanding Common Shares.

The prior period equity is the net parent investment which represents the net financings that the Company received from Psyence Group to fund its operations through contributions to the clinical trials, cash extended to the Company’s subsidiaries and the net effect of cost allocations from transactions with Psyence Group, all of which did not require repayments.

	2024
Common shares	Number	Amount ($)
Opening balance April 1	178,542	46,125,397
Shares issued on conversion of convertible note	153,093	4,129,524
Shares issued for ELOC	189,928	1,999,777
Warrant exchange	8,800	192,060
Shares issued to third party advisors	4,667	241,379
Shares issued on conversion of promissory notes	70,759	530,692
Share issuance costs	—	(278,141)
Balance as at September 30,	605,789	52,940,688

Common shares

Conversion of convertible note liability

On May 15, 2024, a conversion notice was received for a principal amount of USD $70,000. This amount converted at a VWAP of $40.21 per share, resulting in the issuance of 1,741 shares.

On June 20, 2024, a conversion notice was received for a principal amount of USD $1,072,200. This converted at a VWAP of $40.21 per share, leading to the issuance of 26,667 shares.

Concurrently, the Company’s issued 1,157 shares on May 15, 2024, and 1,047 shares on June 20, 2024, to cover outstanding interest on the outstanding principal at a VWAP of $40.21 per share.

On August 20, 2024, a conversion notice was received for a principal amount of USD $161,786. This converted at a VWAP of $28.13 per share, leading to the issuance of 5,751 shares. Additionally, the Company signed an addendum with the holder of the convertible note liability, for 13,333 common shares, which requires the holder to convert the remaining outstanding principal amounts under the convertible note liability.

On September 4, 2024, a conversion notice was received for a principal amount of USD $675,180. This converted at a VWAP of $28.13 per share, leading to the issuance of 24,000 shares.

On September 6, 2024, a conversion notice was received for a principal amount of USD $375,100. This converted at a VWAP of $28.13 per share, leading to the issuance of 13,333 shares.

On September 10, 2024, a conversion notice was received for a principal amount of USD $600,160. This converted at a VWAP of $28.13 per share, leading to the issuance of 21,333 shares.

On September 19, 2024, a conversion notice was received for a principal amount of USD $1,258,364. This converted at a VWAP of $28.13 per share, leading to the issuance of 44,730 shares.

ELOC

On August 28, 2024, the Company entered into a $25 million equity line of credit (ELOC) agreement with White Lion Capital, LLC, which was declared effective by the U.S. Securities and Exchange Commission (SEC). This agreement allows the Company to sell up to $25 million in shares over a 24-month period, subject to specific conditions outlined in the Purchase Agreement.

As part of the consideration for entering into the ELOC, the Company issued 2,328 common shares to White Lion as a commitment fee.

Between August 30, 2024 and September 30, 2024, the Company issued 187,600 common shares for gross proceeds of $1,891,030, with an issuance share price range of $7.95 - $30.38.

The Company incurred cash settled share issuance costs of $92,179 and $93,750 share settled issuance costs relating to the ELOC.

Warrant exchange

In July, 2024, the Company completed a warrant exchange agreement with a third-party investor of warrants to purchase the Company’s common shares, no par value per share, which warrants are currently trading on Nasdaq. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 8,800 Common Shares in exchange for the surrender and cancellation of 8,800 Public Warrants held by the Holder.

The company recognised a fair value loss of $185,064 in the statement of net profit/(loss) and comprehensive profit/(loss).

Issuance of shares to third party advisors

In May and August 2024, the Company issued 4,667 common shares to various third party advisors in exchange for professional services.

Conversion of promissory notes

On September 30, 2024, the NCAC Note holder 43,080 common shares at a conversion price of $37.50 per share and the PGI Note holder converted 27,679 common shares at a conversion price of $37.50 per share.

c) Profit/loss per share

The calculation of basic and diluted profit/loss per share is based on the profit/loss for the period divided by the weighted average number of shares in circulation during the period. In calculating the diluted loss per share, potentially dilutive shares such as warrants have been included.

12. Share capital

a) Authorized

The Company is authorized to issue an unlimited number of Common Shares, each without par value.

b) Issued and outstanding

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1. All common shares and value per share amounts have been updated to reflect the share consolidation.

As at March 31, 2024, there were 178,542 (March 31, 2023 – nil) issued and outstanding Common Shares.

On January 25, 2024, because of the completion of the RTO Transaction, the Company issued 66,667 Common Shares to PGI, 103,929 to the previous shareholders of NCAC and 7,946 to third party advisors (see Note 5).

Payments to advisors of NCAC was settled in the Company’s shares upon RTO at the closing price. Accounts payable of $2,136,340 acquired from NCAC as part of the RTO transaction was settled through the issuance of 5,946 shares at a fair value of $359.25 per share on January 25, 2024.

An amount of $1,000,000 owing by the Company for services provided in relation to the RTO transaction was settled through the issuance of 2,000 common shares at a fair value of $359.25. A gain on settlement of $281,500 was included in the consolidated statements of net loss and comprehensive loss relating to this advisor settlement.

The prior year equity is the net parent investment which represents the net financings that the Company received from Psyence Group to fund it’s operations through contributions to the clinical trials, cash extended to the Company’s subsidiaries and the net effect of cost allocations from transactions with Psyence Group, all of which did not require repayments.

c) Loss per share

The calculation of basic and diluted loss per share is based on the loss for the year divided by the weighted average number of shares in circulation during the year. In calculating the diluted loss per share, potentially dilutive shares such as options, convertible debt and warrants have not been included as they would have the effect of decreasing the loss per share, and they would therefore be anti-dilutive.